Information by business segment	12 Months Ended
Dec. 31, 2021
Information by business segment

2	Information by business segment

Business segment definition

The Company’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”) since the role encompasses authority over resource allocation decisions and performance assessment. The CODM analyzes performance mainly from the production obtained in the operations. The Company has identified two reportable segments:

•       Mining: consists of five long-life polymetallic mines, three located in the Central Andes of Peru and two located in the state of Minas Gerais in Brazil. In addition to zinc, the Company produces substantial amounts of copper, lead, silver, and gold as by-products, which reduce the overall cost to produce mined zinc.

•       Smelting: consists of three operating units, one located in Cajamarquilla in Peru and two located in the state of Minas Gerais in Brazil. The facilities recover and produce metallic zinc (SHG zinc and zinc alloys), zinc oxide and by-products, such as sulfuric acid.

Accounting policy

Segment performance is assessed based on Adjusted EBITDA, since financial results, comprising financial income and expenses and other financial items, and income tax are managed at the corporate level and are not allocated to operating segments. Adjusted EBITDA is defined as net income (loss) for the year, adjusted by (i) share in the results of associates, (ii) depreciation and amortization, (iii) net financial results, (iv) income tax, (v) (loss) gain on sale of investments, and (vi) impairment and impairment reversals. In addition, management may adjust the effect of certain types of transactions that in its judgment are not indicative of the Company´s normal operating activities or do not necessarily occur on a regular basis.

The internal information used for making decisions is prepared using International Financial Reporting Standards (“IFRS”) based on accounting measurements and management reclassifications between income statement lines items, which are reconciled to the consolidated financial statements in the column “Adjustments”. These adjustments include reclassifications of the effects of derivative financial instruments from Other income and expenses, net to Net revenues and Cost of sales; and, of certain overhead costs from Other income and expenses, net to Cost of sales and/or Selling, general and administrative expenses.

The Company uses customary market terms for intersegment sales. The Company’s corporate headquarters expenses are allocated to the reportable segments to the extent they are included in the measures of performance used by the CODM.

The presentation of segment results and reconciliation to income (loss) before income tax in the consolidated income statement is as follows:

					2021
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,165,584	2,028,831	(636,212)	63,907	2,622,110
Cost of sales	(719,358)	(1,796,111)	636,212	(86,779)	(1,966,036)
Gross profit	446,226	232,720	-	(22,872)	656,074

Selling, general and administrative	(70,271)	(68,593)	-	(17,922)	(156,786)
Mineral exploration and project evaluation	(75,549)	(9,494)	-	-	(85,043)
Other income and expenses, net	(34,050)	34,196	-	31,802	31,948
Operating income (loss)	266,356	188,829	-	(8,992)	446,193

Depreciation and amortization	174,891	78,861	-	4,959	258,711
Miscellaneous adjustments (i)	(664)	-	-	-	(664)
Adjusted EBITDA	440,583	267,690	-	(4,033)	704,240

Miscellaneous adjustments (i)					664
Depreciation and amortization					(258,711)
Net financial results					(136,902)
Income before income tax					309,291

(i) Related to minor impairment reversals of equipment costs previously impaired and that were sold in 2021. Due to the low amounts, these are included as Other income and expenses, net.

					2020
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	748,462	1,550,323	(375,402)	27,546	1,950,929
Cost of sales	(625,408)	(1,287,902)	375,402	(26,023)	(1,563,931)
Gross profit	123,054	262,421	-	1,523	386,998

Selling, general and administrative	(70,354)	(64,874)	-	(16,391)	(151,619)
Mineral exploration and project evaluation	(48,555)	(5,466)	-	(3,180)	(57,201)
Impairment of non-current assets	(512,706)	(44,791)	-	-	(557,497)
Other income and expenses, net	(23,648)	(5,545)	-	10,029	(19,164)
Operating (loss) income	(532,209)	141,745	-	(8,019)	(398,483)

Depreciation and amortization	159,984	82,650	-	1,291	243,925
Impairment of non-current assets	512,706	44,791	-	-	557,497
Adjusted EBITDA	140,481	269,186	-	(6,728)	402,939

Impairment of non-current assets					(557,497)
Depreciation and amortization					(243,925)
Net financial results					(278,175)
Loss before income tax					(676,658)
					2019
	Mining	Smelting	Intersegment sales	Adjustments	Consolidated
Net revenues	1,000,580	1,865,733	(535,776)	2,178	2,332,715
Cost of sales	(805,058)	(1,655,062)	535,776	(23,484)	(1,947,828)
Gross profit	195,522	210,671	-	(21,306)	384,887

Selling, general and administrative	(117,280)	(89,540)	-	(9,691)	(216,511)
Mineral exploration and project evaluation	(109,549)	(9,503)	-	(11)	(119,063)
Impairment of non-current assets	(142,133)	-	-	-	(142,133)
Other income and expenses, net	(13,955)	(29,569)	-	25,318	(18,206)
Operating (loss) income	(187,395)	82,059	-	(5,690)	(111,026)

Depreciation and amortization	217,870	97,975	-	2,047	317,892
Impairment of non-current assets	142,133	-	-	-	142,133
Adjusted EBITDA	172,608	180,034	-	(3,643)	348,999

Impairment of non-current assets					(142,133)
Depreciation and amortization					(317,892)
Net financial results					(104,854)
Loss before income tax					(215,880)